Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Number of reportable segments	2
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Non-U.S. [Member]
Segment Reporting Information [Line Items]
Percentage of export sales	16.00%	16.00%	15.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Canada [Member]
Segment Reporting Information [Line Items]
Percentage of export sales	13.00%	13.00%	13.00%